Share Capital - Roll Forward of Shares Outstanding (Details) - shares	1 Months Ended		12 Months Ended
	Dec. 31, 2017	May 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Ownership, percentage			100.00%	100.00%
Common shares – beginning			595,386,711	595,000,000
Secondary offering				0
Sale of common shares			0
Common shares – ending	595,386,711		595,938,975	595,386,711
Share Grant Plans [Member]
Class of Stock [Line Items]
Common shares issued			481,460	371,611
Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Common shares issued			70,804	15,100
Public
Class of Stock [Line Items]
Ownership, percentage			52.60%	52.60%
Common shares – beginning			312,974,063	178,196,340
Secondary offering		120,000,000		120,000,000
Sale of common shares	14,391,012		14,391,012
Common shares – ending	312,974,063		313,526,327	312,974,063
Public | Share Grant Plans [Member]
Class of Stock [Line Items]
Common shares issued			481,460	371,611
Public | Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Common shares issued			70,804	15,100
Province
Class of Stock [Line Items]
Ownership, percentage			47.40%	47.40%
Common shares – beginning			282,412,648
Secondary offering				(120,000,000)
Sale of common shares			(14,391,012)
Common shares – ending	282,412,648		282,412,648	282,412,648
Province | Share Grant Plans [Member]
Class of Stock [Line Items]
Common shares issued			0
Province | Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Common shares issued			0
Province | The Province [Member]
Class of Stock [Line Items]
Common shares – beginning			282,412,648	416,803,660
Common shares – ending	282,412,648			282,412,648
Province | The Province [Member] | Share Grant Plans [Member]
Class of Stock [Line Items]
Common shares issued				0
Province | The Province [Member] | Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Common shares issued				0